Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	25 Months Ended	29 Months Ended		36 Months Ended	60 Months Ended	63 Months Ended	91 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						33.36%		47.19%				21.77%
GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(53.41%)	(69.36%)
GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						24.69%		3.18%	(20.90%)
GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						17.52%	38.16%
GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						23.31%		1.13%		(19.33%)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						0.23%		4.97%					3.47%	6.30%		4.00%
GraniteShares 1x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(52.06%)
GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(22.32%)		(4.13%)				37.29%
GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(5.25%)
GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						6.02%		23.05%					8.01%	15.38%	16.99%
GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						23.45%		112.54%		206.23%
GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						5.70%		14.04%					4.62%	4.39%			4.25%
GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(16.14%)	(6.92%)
GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(45.21%)
GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(40.78%)		(93.13%)	(87.24%)
GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(4.56%)		344.98%		306.23%
GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					424.38%
GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(40.56%)
GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(89.18%)		(89.22%)	(83.61%)
GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						131.33%		64.31%			5.38%
GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						210.34%		67.82%			49.56%
GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			0.20%
GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)
GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(35.81%)
Price [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						33.52%		47.25%				21.77%
Price [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(53.35%)	(69.36%)
Price [Member] | GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						24.76%		3.11%	(20.86%)
Price [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						17.36%	38.16%
Price [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						23.31%		1.07%		(19.33%)
Price [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						0.33%		5.13%					3.43%	6.29%		4.02%
Price [Member] | GraniteShares 1x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(52.02%)
Price [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(22.40%)		4.04%				37.31%
Price [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(5.33%)
Price [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						6.08%		23.15%					7.98%	15.38%	17.00%
Price [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						23.64%		112.74%		206.41%
Price [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						5.70%		13.38%					4.55%	4.40%			4.34%
Price [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(16.20%)	(6.92%)
Price [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(45.21%)
Price [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(40.99%)		(93.12%)	(87.23%)
Price [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(4.64%)		344.37%		306.96%
Price [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					424.52%
Price [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(40.68%)
Price [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(89.18%)		(89.22%)	(83.61%)
Price [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						131.20%		64.36%			5.36%
Price [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						210.04%		67.65%			49.53%
Price [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			0.20%
Price [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.90%)
Price [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(35.80%)
Benchmark [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%				17.60%
Benchmark [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%	16.16%
Benchmark [Member] | GraniteShares 1x Short AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%	25.55%
Benchmark [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%	16.16%
Benchmark [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%		22.65%
Benchmark [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						0.23%		5.38%					4.05%	6.77%		4.41%
Benchmark [Member] | GraniteShares 1x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				6.85%
Benchmark [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%				17.60%
Benchmark [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(1.78%)
Benchmark [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						6.37%		23.67%					8.83%	16.11%	17.86%
Benchmark [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%		22.65%
Benchmark [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						6.22%		15.00%					5.35%	5.09%			4.99%
Benchmark [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%	16.16%
Benchmark [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			1.78%
Benchmark [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%	25.55%
Benchmark [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%		22.65%
Benchmark [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					6.85%
Benchmark [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.26%)
Benchmark [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%	25.55%
Benchmark [Member] | GraniteShares 1.25x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%			17.60%
Benchmark [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						8.44%		25.02%			25.55%
Benchmark [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.78%)
Benchmark [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.20%
Benchmark [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					6.85%